Financial Instruments (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 19,100	$ 18,300
Derivatives designated as hedging instruments - assets	178	15
Derivatives not designated as hedging instruments - assets	75	155
Derivatives designated as hedging instruments - liabilities	18	196
Derivatives not designated as hedging instruments - liabilities	60	158
Hedging Liabilities, Noncurrent | €				€ 3,700
Gain recorded in Accumulated other comprehensive loss	347	75
(Gain) loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	(39)	171
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ (66)
Maximum Length of Time, Foreign Currency Cash Flow Hedge	3 years 11 months 21 days
Gain recognized in Other income, net	$ 77	56
Payments for (Proceeds from) Derivative Instrument, Investing Activities	$ 317	$ (249)	$ (160)